Derivative Financial Instruments and Off-balance sheet Financial Instruments - Volume and fair value positions of derivative instruments (Details)	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($) contract
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 3,000,000	$ 908,000,000
Total liability derivatives, Notional amount	1,987,000,000	2,240,000,000
Total derivatives, Notional amount	$ 1,990,000,000	$ 3,148,000,000
Total asset derivatives, Number of contracts | contract	2,175,000,000	3,189
Total liability derivatives, Number of contracts | contract	2,214,000,000	2,737
Total derivatives, Number of contracts | contract	4,389,000,000	5,926
Net amount on balance sheet	$ 140,000,000	$ 185,000,000
Net amount on balance sheet	(625,000,000)	(630,000,000)
Total derivatives, Fair value, net	(485,000,000)	(445,000,000)
Asset derivatives, Gross asset	140,000,000	189,000,000
Liability derivatives, gross asset	0	1,000,000
Asset derivatives, gross liability	0	(4,000,000)
Liability derivatives, Gross liability	(625,000,000)	(631,000,000)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 0	$ 905,000,000
Total asset derivatives, Number of contracts | contract	2,175,000,000	3,189
Net amount on balance sheet	$ 140,000,000	$ 185,000,000
Asset derivatives, Gross asset	140,000,000	189,000,000
Asset derivatives, gross liability	0	(4,000,000)
Other | Derivatives designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Notional amount	3,000,000	3,000,000
Net amount on balance sheet	0	0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	0
Interest rate cap agreements | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	0	13,000,000
Net amount on balance sheet	0	0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	0
Interest rate cap agreements | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	0	19,000,000
Net amount on balance sheet	0	0
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ 0	$ 0
Futures | Derivatives not designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	0	312
Net amount on balance sheet	$ 0	$ 0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	$ 0	$ 0
Futures | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract	0	25
Net amount on balance sheet	$ 0	$ 0
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ 0	$ 0
Options | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	2,175,000,000	2,831
Net amount on balance sheet	$ 140,000,000	$ 184,000,000
Asset derivatives, Gross asset	140,000,000	184,000,000
Asset derivatives, gross liability	$ 0	$ 0
Options | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract	2,175,000,000	2,712
Net amount on balance sheet	$ (86,000,000)	$ (110,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ (86,000,000)	$ (110,000,000)
Futures | Derivatives not designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	0	46
Net amount on balance sheet	$ 0	$ 0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	0
Futures | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	$ 0
Total liability derivatives, Number of contracts | contract	38,000,000
Net amount on balance sheet	$ 0
Liability derivatives, gross asset	0
Liability derivatives, Gross liability	0
Total return swaps - equity index | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	0	8,000,000
Net amount on balance sheet	0	1,000,000
Asset derivatives, Gross asset	0	1,000,000
Asset derivatives, gross liability	0	0
Foreign currency forwards | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	0	113,000,000
Net amount on balance sheet	0	1,000,000
Asset derivatives, Gross asset	0	4,000,000
Asset derivatives, gross liability	0	(3,000,000)
Foreign currency forwards | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	0	117,000,000
Net amount on balance sheet	0	(4,000,000)
Liability derivatives, gross asset	0	1,000,000
Liability derivatives, Gross liability	0	(5,000,000)
Embedded derivative financial instruments | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	0
Total liability derivatives, Notional amount		750,000,000
Net amount on balance sheet	0
Net amount on balance sheet		0
Asset derivatives, Gross asset	0
Liability derivatives, gross asset		0
Asset derivatives, gross liability	0
Liability derivatives, Gross liability		0
Credit default swaps - buying protection | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	0	17,000,000
Net amount on balance sheet	0	(1,000,000)
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	(1,000,000)
Credit default swaps - selling protection | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	0	4,000,000
Net amount on balance sheet	0	0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	0
Credit default swaps - selling protection | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	0	1,000,000
Net amount on balance sheet	0	0
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	0	0
Guaranteed accumulation benefits | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	97,000,000	128,000,000
Net amount on balance sheet	(12,000,000)	(18,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(12,000,000)	(18,000,000)
Guaranteed withdrawal benefits | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	167,000,000	190,000,000
Net amount on balance sheet	(11,000,000)	(15,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(11,000,000)	(15,000,000)
Equity-indexed and forward starting options in life and annuity product contracts | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	1,723,000,000	1,785,000,000
Net amount on balance sheet	(404,000,000)	(483,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(404,000,000)	$ (483,000,000)
Funds withheld reinsurance agreement with ERL | Derivatives not designated as accounting hedging instruments | Funds withheld payable to affiliate
Derivatives, Fair Value
Total liability derivatives, Notional amount	$ 0
Total liability derivatives, Number of contracts | contract	1,000,000
Net amount on balance sheet	$ (112,000,000)
Liability derivatives, gross asset	0
Liability derivatives, Gross liability	$ (112,000,000)